Acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of deferred acquisition costs arising from insurance contracts [text block] [Abstract]
Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined
£’000
Property, plant and equipment	50,758
Intangible assets	251
Inventory	34,763
Trade and other receivables	5,599
Trade and other payables	(19,561)
Lease liabilities	(27,972)
Dilapidation provision	(1,820)
Other loans and borrowings	(37,807)
Total net assets acquired	4,211

Intangibles assets recognized on acquisition:
Goodwill	22,693
26,904
Satisfied by:
Cash consideration, net of cash acquired	16,530
Shares issued	8,999
Contingent consideration	1,375
Total consideration	26,904